Short-term debt	12 Months Ended
Jun. 30, 2023
Short-term debt.
Short-term debt
16	Short-term debt

		2023	2022
for the year ended 30 June	Note	Rm	Rm
Short-term debt		79	82
Short-term portion of
long-term debt[1]	14	29 764	22 334
lease liabilities	15	1 915	1 768
		31 758	24 184
1	At 30 June 2023, R28 billion was classified as short-term, relating to the US$1,5 billion US Dollar bond that is repayable in March 2024. At 30 June 2022, R16 billion (US$1 billion) US Dollar bond as well as R2,2 billion relating to the DMTN were classified as short-term, these were repayable in November and August 2022 respectively.